                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM DEVELOPING MARKETS FUND

                       Supplement dated September 30, 2003
      to the Prospectus dated March 3, 2003, as supplemented May 23, 2003,
                       June 12, 2003 and August 14, 2003

This supplement supercedes and replaces in their entirety the supplements dated May 23, 2003, June 12, 2003 and August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

The following replaces in its entirety the information appearing under the heading, "FUND MANAGEMENT - THE ADVISOR" on page 5 of the Prospectus:

         "A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

         The advisor has acted as investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives."

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Clas G. Olson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

         o Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1990.

         o Shuxin Cao, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

         o Borge Endresen, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. Prior to 1999, he was a full time student.

                  They are assisted by the Asia Pacific and Europe/Canada Teams. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 4 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(3)
         -------------------------------------------------------------------------------------------
         (expenses that are deducted
          from fund assets)                          CLASS A           CLASS B          CLASS C
         -------------------------------------------------------------------------------------------
         Management Fees                              0.98%             0.98%            0.98%

         Distribution and/or

         Service (12b-1) Fees                         0.46              1.00             1.00

         Other Expenses                               0.91              0.91             0.91

         Total Annual Fund
         Operating Expenses                          2.35              2.89             2.89

         Fee Waivers(4)                              0.35              0.35             0.35

         Net Expenses(5)                             2.00              2.54             2.54

----------

(1) If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) Fee waiver has been restated to reflect current agreement. The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A to 2.00% (e.g., if AIM waives 0.35% of Class A expenses, AIM will also waive 0.35% of Class B and Class C expenses). The expense limitation agreement is in effect through October 31, 2004.

(5) Total Annual Operating Expenses net of waivers and reimbursements for the fiscal year ended October 31, 2002 for Class A, Class B and Class C shares were 1.84%, 2.38% and 2.38%, respectively.

You may also be charged a transaction or other fee by the financial institution managing your account.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

   "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                              INITIAL                              ADDITIONAL
TYPE OF ACCOUNT                                             INVESTMENTS                           INVESTMENTS
---------------                                              -----------                          -----------
Employer-Sponsored Retirement Plans                  $    0 ($25 per AIM Fund                         $50
(includes section 401, 403 and 457 plans,                 investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                     deferrals from Employer-
                                                          Sponsored Retirement
                                                          Plans)
Systematic Purchase Plan                                 50                                            50
IRA, Roth IRA, or Coverdell ESA                         250                                            50
All other accounts                                    1,000                                            50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

   "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT

   Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

            o     Investor Class Shares of all INVESCO Funds

            o     Class A Shares of all INVESCO Funds (1)

            o     Class B Shares of all INVESCO Funds

            o     Class C Shares of all INVESCO Funds

            o     Institutional Class Shares of all INVESCO Funds

            o     Class K Shares of all INVESCO Funds

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                      FOLLOWING CLASSES OF THE AIM FUNDS:

            o     Investor Class Shares of all AIM Funds

            o Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

            o     Class A3 Shares of all AIM Funds

            o     AIM Cash Reserve Shares of AIM Money Market Fund

            o Class B Shares of all AIM Funds, with the exception of AIM Floating Rate Fund

            o Class C Shares of all AIM Funds, with the exception of AIM Floating Rate Fund

            o     Institutional Class Shares of all AIM Retail Funds

            o     There is currently no like class of shares offered by the AIM
                  Funds

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

            o     Investor Class Shares of all AIM Funds

            o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

            o     Class A3 Shares of the AIM Funds

            o     AIM Cash Reserve Shares of AIM Money Market Fund

            o     Class B Shares of all AIM Funds

            o     Class C Shares of all AIM Funds

            o     Institutional Class Shares of all AIM Retail Funds

            o     Class R Shares of all AIM Funds

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                    FOLLOWING CLASSES OF THE INVESCO FUNDS:

            o     Investor Class Shares of all INVESCO Funds

            o     Class A Shares of all INVESCO Funds(2)

            o     Class B Shares of all INVESCO Funds

            o     Class C Shares of all INVESCO Funds

            o     Institutional Class Shares of all INVESCO Funds

            o There is currently no like class of shares offered by the INVESCO Funds

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

   "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

Effective on or about November 10, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class shares of AIM Developing Markets Fund (either by selling or exchanging to another AIM Fund or an INVESCO Fund) within 30 days of their purchase.

The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted.

The 2% redemption fee will not be charged on transactions involving the following:

      1) a total or partial redemption of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code");

      2) a total or partial redemption of shares held through qualified tuition plans maintained pursuant to Section 529 of the Code;

      3) a total or partial redemption effectuated pursuant to a systematic redemption plan or an automatic rebalancing program in the Funds set up by A I M Fund Services, Inc.;

      4) a total or partial redemption requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

      5)    a redemption initiated by a Fund.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM GLOBAL ENERGY FUND

                       Supplement dated September 30, 2003
         to the Prospectus dated March 3, 2003, as supplemented June 12,
                            2003 and August 14, 2003


This supplement supercedes and replaces in their entirety the supplements dated June 12, 2003 and August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

The Board of Trustees of AIM Investment Funds ("Seller") approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Global Energy Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to INVESCO Energy Fund ("Buying Fund"), a series of INVESCO Sector Funds, Inc. (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Buying Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Selling Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds--Registered Trademark-- and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds--Registered Trademark-- and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, INVESCO has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Trustees of Seller (the "Board"), including the independent trustees, has determined that the Reorganization is in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. The investment objective of Selling Fund is long-term growth of capital. The investment objective of Buying Fund is capital growth.

The Plan requires approval of Selling Fund's shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 28, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 4 of the Prospectus:

      "ANNUAL FUND OPERATING EXPENSES(3)
      ---------------------------------------------------------------------------------
      (expenses that are deducted
       from fund assets)                    CLASS A           CLASS B           CLASS C
      -----------------------------         -------           -------           -------
      Management Fees                       0.98%             0.98%             0.98%

      Distribution and/or

      Service (12b-1) Fees                  0.50              1.00              1.00

      Other Expenses                        1.28              1.28              1.28

      Total Annual Fund

      Operating Expenses                    2.76              3.26              3.26

      Fee Waivers(4)                        0.76              0.76              0.76

      Net Expenses                          2.00              2.50              2.50

 (1) If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

 (2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

 (3) There is no guarantee that actual expenses will be the same as those shown in the table.

 (4) The investment advisor has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) on Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. The expense limitation agreement is in effect through October 31, 2004.

      You may also be charged a transaction or other fee by the financial institution managing your account.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

Effective July 1, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the prospectus:

      "The following individual is primarily responsible for the day-to-day management of the fund's portfolio holdings:

      John S. Segner, a senior vice president of INVESCO, is the portfolio manager of the fund. Before joining INVESCO in 1997, John was a managing director and principal with The Mitchell Group, Inc. He holds an M.B.A. in Finance from the University of Texas-Austin and a B.S. in Civil Engineering from the University of Alabama."

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

      "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

      "There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                               INITIAL                     ADDITIONAL
      TYPE OF ACCOUNT                                        INVESTMENTS                   INVESTMENTS
      ---------------                                        -----------                   -----------
      Employer-Sponsored Retirement Plans                $    0 ($25 per AIM Fund              $50
      (includes section 401, 403 and 457 plans,           investment for salary
      and SEP, SARSEP and SIMPLE IRA plans)               deferrals from Employer-
                                                          Sponsored Retirement
                                                          Plans)

      Systematic Purchase Plan                               50                                 50

      IRA, Roth IRA, or Coverdell ESA                       250                                 50

      All other accounts                                  1,000                                 50


      The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

      "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:


             "SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all INVESCO Funds

o   Class A Shares of all INVESCO Funds(1)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   Class K Shares of all INVESCO Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                      FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all AIM Funds

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares of all AIM Funds

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                    FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all INVESCO Funds

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds"


REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

      "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."


----------
(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                       AIM GLOBAL FINANCIAL SERVICES FUND

                       Supplement dated September 30, 2003
             to the Prospectus dated March 3, 2003, as supplemented
                        June 12, 2003 and August 14, 2003

This supplement supercedes and replaces in their entirety the supplements dated June 12, 2003 and August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

The Board of Trustees of AIM Investment Funds ("Seller") approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Global Financial Services Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to INVESCO Financial Services Fund ("Buying Fund"), a series of INVESCO Sector Funds, Inc. ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Buying Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Selling Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds --Registered Trademark-- and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds --Registered Trademark-- and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, INVESCO has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Trustees of Seller (the "Board"), including the independent trustees, has determined that the Reorganization is in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. The investment objective of Selling Fund is long-term growth of capital. The investment objective of Buying Fund is capital growth.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 28, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

Effective July 1, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the prospectus:

      "The following individual is primarily responsible for the day-to-day management of the fund's portfolio holdings:

      Joseph W. Skornicka, a vice president of INVESCO, is the portfolio manager of the fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University."

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

      "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

      "There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                         INITIAL                           ADDITIONAL
      TYPE OF ACCOUNT                                  INVESTMENTS                         INVESTMENTS
      ---------------                                  -----------                         -----------
      Employer-Sponsored Retirement Plans            $   0 ($25 per AIM Fund                  $50
      (includes section 401, 403 and 457 plans,          investment for salary
      and SEP, SARSEP and SIMPLE IRA plans)              deferrals from Employer-
                                                         Sponsored Retirement
                                                         Plans)
      Systematic Purchase Plan                           50                                    50
      IRA, Roth IRA, or Coverdell ESA                   250                                    50
      All other accounts                              1,000                                    50

      The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all INVESCO Funds

o   Class A Shares of all INVESCO Funds(1)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   Class K Shares of all INVESCO Funds

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                      FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all AIM Funds

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds


----------
(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares of all AIM Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                    FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all INVESCO Funds

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

      "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."




----------
(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM GLOBAL HEALTH CARE FUND

                       Supplement dated September 30, 2003
     to the Prospectus dated March 3, 2003, as supplemented August 14, 2003

This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

         "There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:


                                                         INITIAL                           ADDITIONAL
      TYPE OF ACCOUNT                                  INVESTMENTS                         INVESTMENTS
      ---------------                                  -----------                         -----------
         Employer-Sponsored Retirement Plans         $    0 ($25 per AIM Fund                 $50
         (includes section 401, 403 and 457 plans,        investment for salary
         and SEP, SARSEP and SIMPLE IRA plans)            deferrals from Employer-
                                                          Sponsored Retirement
                                                          Plans)
         Systematic Purchase Plan                        50                                    50
         IRA, Roth IRA, or Coverdell ESA                250                                    50
         All other accounts                           1,000                                    50

         The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:

               "SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF
                               THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all INVESCO Funds

o   Class A Shares of all INVESCO Funds(1)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   Class K Shares of all INVESCO Funds

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                      FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all AIM Funds

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares of all AIM Funds

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                    FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all INVESCO Funds

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds"


----------
(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND

                       Supplement dated September 30, 2003
             to the Prospectus dated March 3, 2003, as supplemented
                        June 12, 2003 and August 14, 2003


This supplement supercedes and replaces in their entirety the supplements dated June 12, 2003 and August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

The Board of Trustees of AIM Investment Funds ("Seller") approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Global Science and Technology Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to INVESCO Technology Fund ("Buying Fund"), a series of INVESCO Sector Funds, Inc. (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Buying Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Selling Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds --Registered Trademark-- and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds --Registered Trademark-- and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, INVESCO has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Trustees of Seller (the "Board"), including the independent trustees, has determined that the Reorganization is in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. The investment objective of Selling Fund is long-term growth of capital. The investment objective of Buying Fund is capital growth.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 28, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 4 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(3)
         --------------------------------------------------------------------------------------
         (expenses that are deducted
          from fund assets)                          CLASS A           CLASS B          CLASS C
         ------------------------------              -------           -------          -------
         Management Fees                             0.97%             0.97%            0.97%

         Distribution and/or
         Service (12b-1) Fees                        0.50              1.00             1.00

         Other Expenses                              1.09              1.09             1.09

         Total Annual Fund
         Operating Expenses                          2.56              3.06             3.06

         Fee Waivers(4)                              0.55              0.55             0.55

         Net Expenses                                2.01              2.51             2.51

----------
(1) If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The investment advisor has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) on Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. The expense limitation agreement is in effect through October 31, 2004.

         You may also be charged a transaction or other fee by the financial institution managing your account.

                  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

Effective July 1, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the prospectus:

         "The following individual is responsible for the day-to-day management of the fund's portfolio holdings:

         William R. Keithler, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of the fund. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College."

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

         "There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                         INITIAL                           ADDITIONAL
      TYPE OF ACCOUNT                                  INVESTMENTS                         INVESTMENTS
      ---------------                                  -----------                         -----------
         Employer-Sponsored Retirement Plans         $   0 ($25 per AIM Fund               $50
         (includes section 401, 403 and 457 plans,       investment for salary
         and SEP, SARSEP and SIMPLE IRA plans)           deferrals from Employer-
                                                         Sponsored Retirement
                                                         Plans)

         Systematic Purchase Plan                       50                                  50

         IRA, Roth IRA, or Coverdell ESA               250                                  50

         All other accounts                          1,000                                  50


         The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:


               "SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF
                               THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all INVESCO Funds

o   Class A Shares of all INVESCO Funds(1)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   Class K Shares of all INVESCO Funds

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                      FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all AIM Funds

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds


----------
(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

                SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF
                                 THE AIM FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares of all AIM Funds

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                    FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all INVESCO Funds

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds"


REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."


----------
(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                                 AIM LIBRA FUND

                       Supplement dated September 30, 2003
     to the Prospectus dated March 3, 2003, as supplemented August 14, 2003

This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

    "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:


                                                          INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------


Employer-Sponsored Retirement Plans                  $       0 ($25 per AIM Fund                      $    50
(includes section 401, 403 and 457 plans,                 investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                     deferrals from Employer-
                                                          Sponsored Retirement
                                                          Plans)
Systematic Purchase Plan                                    50                                             50
IRA, Roth IRA, or Coverdell ESA                            250                                             50
All other accounts                                       1,000                                             50



The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

    "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

    "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."


--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.


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